Borrowings - Schedule of Interest Incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	$ 83,522	$ 76,256	$ 64,218
Term Loan I
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	6,531	7,573	8,643
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	4,571	5,660	7,110
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	6,787	8,040	9,286
ABS III Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	5,507	14,515	15,325
ABS IV Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	4,440	5,703	6,235
ABS V Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	6,792	19,332	14,319
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	17,953	15,433	3,300
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	25,375	0	0
ABS IX Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	1,460	0	0
Other miscellaneous borrowings
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	4,106	$ 0	$ 0
Oaktree Seller’s Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	3,947
Other Notes Payable
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	$ 159